Loans and Allowance for Credit Losses - Loans by Type as Percentage of Portfolio (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 1,437,527	$ 1,410,653
Allowance for loan losses (Note 3)	$ 16,152	$ 15,685	$ 16,037	$ 14,582	$ 15,065	$ 7,619
Percentage of allowance for credit losses	1.12%	1.11%
Loans, net	$ 1,421,375	$ 1,394,968
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 45,274	$ 49,210
Percentage of loans	3.20%	3.50%
Percentage of increase decrease of loans	(8.00%)
Allowance for loan losses (Note 3)	$ 112	$ 94	97	78	136	144
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 224,031	$ 229,915
Percentage of loans	15.60%	16.30%
Percentage of increase decrease of loans	(2.60%)
Allowance for loan losses (Note 3)	$ 2,161	$ 2,216	2,243	2,896	3,020	1,361
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 804,213	$ 786,921
Percentage of loans	55.90%	55.80%
Percentage of increase decrease of loans	2.20%
Allowance for loan losses (Note 3)	$ 9,361	$ 8,820	9,167	7,237	7,837	4,822
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 32,811	$ 36,541
Percentage of loans	2.30%	2.60%
Percentage of increase decrease of loans	(10.20%)
Allowance for loan losses (Note 3)	$ 795	$ 823	918	885	913	310
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 18,751	$ 20,936
Percentage of loans	1.30%	1.50%
Percentage of increase decrease of loans	(10.40%)
Allowance for loan losses (Note 3)	$ 49	$ 58	49	70	72	63
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 275,878	$ 267,730
Percentage of loans	19.20%	19.00%
Percentage of increase decrease of loans	3.00%
Allowance for loan losses (Note 3)	$ 3,624	$ 3,644	3,513	3,376	3,087	906
Loans To Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans (Note 3)	$ 36,569	$ 19,400
Percentage of loans	2.50%	1.40%
Percentage of increase decrease of loans	88.50%
Allowance for loan losses (Note 3)	$ 50	$ 30	$ 50	$ 40	$ 0	$ 0